INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS, NET

NOTE – 11 INTANGIBLE ASSETS, NET

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Carrying amount at the beginning of the year / period	$-	$3,107,201
Licenses addition	10,199,480	1,166,100
Less: transfer to joint operations parties	(930,204)	(3,883,301)
Less: amortization	(2,560,667)	(390,000)
Less: disposal	(3,601,408)	-

Carrying amount at the end of the year / period	$3,107,201	$-

The balance represented licenses acquired for upcoming events. For events with co-organizers, relevant licenses will be transfer to joint operations parties as contract costs and then recognized based on the agreed terms of the agreement with joint operations parties over the event period as cost of revenue. Amortization expense for the six months ended September 30, 2024 and 2025 were nil and HKD390,000, respectively.

NOTE – 11 INTANGIBLE ASSETS, NET

	As of March 31,
	2024	2025
	HKD	HKD

Additions	$-	$10,199,480
Less: transfer to joint operations parties	-	(930,204)
Less: amortization	-	(2,560,667)
Less: disposal	-	(3,601,408)

Intangible assets, net	$-	$3,107,201

The balance represented licenses acquired for upcoming events. For events with co-organizers, relevant licenses will be transfer to joint operations parties as contract costs and then recognized based on the agreed terms of the agreement with joint operations parties over the event period as cost of revenue. Amortization expense for the year ended March 31, 2024 and 2025 were nil and HKD2,560,667, respectively. The intangible assets with amounts of HKD3,107,201 as of March 31, 2025 is represented licenses for an sole exhibition that have not started as of March 31, 2025, and the exhibition period will be complete within one year from the reporting date and presented as current asset.